FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Narrative) (Details)	Dec. 31, 2020 USD ($)
Warrants [Member]
Disclosure of financial liabilities [line items]
Fair value of the warrants	$ 10,218,000